Segment disclosure	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segment disclosure [Text Block]

31. Segment disclosure

The chief operating decision-maker organizes and manages the business under two operating segments: (i) acquiring and managing precious metals and other royalties, streams and other interests, and (ii) the exploration, evaluation and development of mining projects. The assets, liabilities, revenues, expenses and cash flows of Osisko and its subsidiaries, other than Osisko Development and its subsidiaries, are attributable to the precious metals and other royalties, streams and other interests operating segment. The assets, liabilities, revenues, expenses and cash flows of Osisko Development and its subsidiaries are attributable to the exploration, evaluation and development of mining projects operating segment.

The following table presents the main assets, liabilities, revenues, expenses and cash flows per operating segment:

			As at December 31, 2021 and 2020
	Osisko Gold	Osisko
	Royalties (i)	Development (ii)
		(Mining exploration,
	(Royalties, streams	evaluation and	Intersegment
	and other interests)	development)	transactions (iii)	Consolidated
	$	$	$	$
Assets and liabilities

As at December 31, 2021
Cash	82,291	33,407	-	115,698
Current assets	91,594	61,422	(90)	152,926
Investments in associates and other investments	231,884	62,480	-	294,364
Royalty, stream and other interests	1,247,489	-	(92,688)	1,154,801
Mining interests and plant and equipment	7,991	559,332	68,332	635,655
Exploration and evaluation assets	-	3,635	-	3,635
Goodwill	111,204	-	-	111,204
Total assets	1,691,958	703,110	(24,446)	2,370,622
Total liabilities (excluding long-term debt)	89,416	115,156	(24,446)	180,126
Long-term debt	406,671	3,764	-	410,435

As at December 31, 2020
Cash	105,097	197,427	-	302,524
Current assets	117,592	218,478	(882)	335,188
Investments in associates and other investments	166,589	110,144	-	276,733
Royalty, stream and other interests	1,203,781	-	(87,653)	1,116,128
Mining interests and plant and equipment	9,011	407,000	73,501	489,512
Exploration and evaluation assets	-	41,869	650	42,519
Goodwill	111,204	-	-	111,204
Total assets	1,609,344	802,144	(14,384)	2,397,104
Total liabilities (excluding long-term debt)	67,449	102,578	(14,384)	155,643
Long-term debt	400,429	-	-	400,429

			Years ended December 31, 2021 and 2020
	Osisko Gold	Osisko
	Royalties (i)	Development (ii)
		(Mining exploration,
	(Royalties, streams	evaluation and	Intersegment
	and other interests)	development)	transactions (iii)	Consolidated
	$	$	$	$

Revenues, expenses and cash flows

Year ended December 31, 2021
Revenues	224,877	7,275	(7,275)	224,877
Gross profit	138,870	-	-	138,870
Operating expenses (G&A, bus. dev and exploration)	(23,778)	(22,852)	-	(46,630)
Mining operating expenses	-	(12,919)	-	(12,919)
Impairments	(4,400)	(122,250)	-	(126,650)
Net earnings (loss)	77,277	(133,952)	-	(56,675)
Cash flows from operating activities
Before working capital items	158,632	(21,828)	(5,710)	131,094
Working capital items	(5,413)	(19,586)	-	(24,999)
After working capital items	153,219	(41,414)	(5,710)	106,095
Cash flows from investing activities	(120,766)	(156,982)	5,710	(272,038)
Cash flows from financing activities	(54,339)	34,738	-	(19,601)

Year ended December 31, 2020
Revenues	213,630	-	-	213,630
Gross profit	104,325	-	-	104,325
Operating expenses (G&A, bus. dev and exploration)	(28,021)	(8,301)	-	(36,322)
Impairments	(36,298)	-	-	(36,298)
Net earnings (loss)	23,501	(7,272)	-	16,229
Cash flows from operating activities
Before working capital items	116,631	(10,387)	-	106,244
Working capital items	(2,669)	4,403	-	1,734
After working capital items	113,962	(5,984)	-	107,978
Cash flows from investing activities	(161,131)	(61,968)	-	(223,099)
Cash flows from financing activities	109,444	207,417	-	316,861

(i) Osisko Gold Royalties Ltd and its subsidiaries, excluding Osisko Development Corp. and its subsidiaries.

(ii) Osisko Development Corp. and its subsidiaries (carve-out of the mining activities of Osisko Gold Royalties prior to the reverse take-over transaction completed on November 25, 2020 and creating Osisko Development).

(iii) The adjustments are related to intersegment transactions and to royalties and streams held by Osisko Gold Royalties on assets held by Osisko Development, which are reclassified on consolidation, as well as adjustments related to an accounting policy difference on revenues recognition.

Royalty, stream and other interests - Geographic revenues

All of the Company's revenues are attributable to the precious metals and other royalties, streams and other interests operating segment. Geographic revenues from the sale of metals and diamonds received or acquired from in-kind royalties, streams and other interests are determined by the location of the mining operations giving rise to the royalty, stream or other interest. For the years ended December 31, 2021 and 2020, royalty, stream and other interest revenues were earned from the following jurisdictions:

	North	South
	America(i)	America	Australia	Africa	Europe	Total
	$	$	$	$	$	$

2021
Royalties	134,544	1,112	6	4,617	-	140,279
Streams	27,624	20,284	1,548	-	9,877	59,333
Offtakes	25,265	-	-	-	-	25,265
	187,433	21,396	1,554	4,617	9,877	224,877

2020
Royalties	106,780	554	52	3,919	-	111,305
Streams	13,999	19,862	2,098	-	9,310	45,269
Offtakes	57,056	-	-	-	-	57,056
	177,835	20,416	2,150	3,919	9,310	213,630

(i)   83% of the North America's revenues are generated from Canada in 2021 (65% in 2020).

In 2021, one royalty interest generated revenues of $81.3 million ($66.8 million in 2020), which represented 41% of revenues (43% of revenues in 2020) (excluding revenues generated from the offtake interests).

In 2021, revenues generated from precious metals and diamonds represented 89% and 9%, respectively, of total revenues (87% and 11% excluding offtakes, respectively). In 2020, revenues generated from precious metals and diamonds represented 94% and 4%, respectively, of total revenues (92% and 6% excluding offtakes, respectively).

Royalty, stream and other interests - Geographic net assets

The following table summarizes the royalty, stream and other interests by jurisdictions, as at December 31, 2021 and 2020, which is based on the location of the property related to the royalty, stream or other interests:

	North	South
	America(i)	America	Australia	Africa	Asia	Europe	Total
	$	$	$	$	$	$	$

December 31, 2021
Royalties	595,931	57,673	13,742	20,453	-	15,215	703,014
Streams	185,031	173,773	-	-	28,272	51,055	438,131
Offtakes	-	-	8,960	-	4,696	-	13,656
	780,962	231,446	22,702	20,453	32,968	66,270	1,154,801

December 31, 2020
Royalties	576,835	46,374	9,924	8,313	-	15,215	656,661
Streams	172,879	183,679	1,481	-	28,392	54,510	440,941
Offtakes	5,690	-	8,119	-	4,717	-	18,526
	755,404	230,053	19,524	8,313	33,109	69,725	1,116,128

(i) 82% of the North America's net interests are located in Canada as at December 31, 2021 (86% as at December 31, 2020).

Exploration, evaluation and development of mining projects

The inventories, mining interests, plant and equipment and exploration and evaluation assets related to the exploration, evaluation and development of mining projects (excluding the intersegment transactions) are located in Canada and in Mexico, and are detailed as follow as at December 31, 2021 and 2020:

			December 31, 2021			December 31, 2020
	Canada	Mexico	Total	Canada	Mexico	Total
	$	$	$	$	$	$

Assets
Inventories	13,933	4,663	18,596	1,599	25,705	27,304
Mining interests, plant and equipment	455,849	103,483	559,332	344,903	62,097	407,000
Exploration and evaluation assets	3,635	-	3,635	40,680	1,189	41,869
Total assets	627,937	75,173	703,110	704,998	97,146	802,144